STOCKHOLDERS' EQUITY (Details) (USD $)	5 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2011	Oct. 31, 2013	Apr. 30, 2013	Apr. 30, 2012
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000
Preferred stock par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued for cash	$ 82,250			$ 135,000
Common stock issued for services to founders	750
In kind contribution of services	8,000	10,400	20,800	20,800
Cash collected on subscription receivable				450
Stock offering costs			(1,825)	10,000
Common stock [Member]
Common stock issued for cash (in shares)	551,339			900,012
Common stock issued for cash	55			90
Equity issuance, per share amount	$ 0.15			$ 0.15
Common stock issued for services to founders (in shares)	7,500,000
Common stock issued for services to founders	750
In kind contribution of services
Cash collected on subscription receivable
Stock offering costs